PENSIONS - Reconciliation of Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (52,430,000)		$ (51,056,000)		$ (51,233,000)
Fair value of plan assets	14,846,000		17,605,000		18,644,000
Funded status	(37,584,000)	[1]	(33,451,000)	[1]
Employer contributions and benefit payment amounts paid from employer assets	2,400,000		2,400,000
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(9,839,000)		(10,083,000)
Fair value of plan assets	8,251,000		8,658,000
Funded status	(1,588,000)		(1,425,000)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(42,591,000)		(40,973,000)
Fair value of plan assets	6,595,000		8,947,000
Funded status	$ (35,996,000)		$ (32,026,000)

[1]	The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.